Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Basic earnings per share
Net income attributable to common shareholders	$ 11,628	$ 11,416	$ 11,048
Weighted-average number of common shares outstanding (millions)	1,807.3	1,824.2	1,835.4
Basic earnings per share (Canadian dollars)	$ 6.43	$ 6.26	$ 6.02
Diluted earnings per share
Net income attributable to common shareholders	$ 11,628	$ 11,416	$ 11,048
Net income available to common shareholders including impact of dilutive securities	$ 11,628	$ 11,416	$ 11,048
Weighted-average number of common shares outstanding (millions)	1,807.3	1,824.2	1,835.4
Stock options potentially exercisable (millions)	1.5	3.1	4.1
Weighted-average number of common shares outstanding - diluted (millions)	1,808.8	1,827.3	1,839.5
Diluted earnings per share (Canadian dollars)	$ 6.43	$ 6.25	$ 6.01